NOTES PAYABLE (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes Payable 1	5.00%
Notes Payable 2	$ 213,193
Notes Payable 3	1,084,258
Notes Payable 1		5.00%
Notes Payable 2		302,549
Notes Payable 3		1,376,479
Notes Payable 4		$ 312,549